Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related party amount, revenue	$ 759,577	[1]	$ 904,876	[1]	$ 686,172	[1]
Related party amount, cost of goods sold	$ 844,214		$ 1,612,001		$ 1,225,802

[1]	See Note 24